Nicholas Company, Inc. 700 North Water Street Milwaukee, WI 53202

August 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

RE:	Nicholas High Income Fund, Inc. (the “Fund”)
Registration Nos. 002-10806/811-00216

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class N Registration Statement on Form N-1A which were filed electronically on July 29, 2005 as Amendments Nos. 94 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Marcia Y. Lucas of Michael Best & Friedrich LLP at (414) 270-2739.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May Nicholas Company, Inc.